Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings (Loss) From:
Continuing Operations	$ 2,194	$ (2,916)	$ 2,268
Discontinued Operations		247	1,098
Net Earnings (Loss)	$ 2,194	$ (2,669)	$ 3,366
Basic – Weighted Average Number of Shares (millions)	1,228.8	1,228.8	1,102.5
Dilutive Effect of Cenovus NSRs	0.6	0.4
Diluted – Weighted Average Number of Shares	1,229.4	1,229.2	1,102.5
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ 1.78	$ (2.37)	$ 2.06
Discontinued Operations		0.20	0.99
Net Earnings (Loss) Per Share	$ 1.78	$ (2.17)	$ 3.05